Fair values of financial instruments carried at fair value - Movement in Level 3 financial instruments (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains or losses	[1]	$ 804	$ (8,120)
Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance		27,149
Financial assets, ending balance		27,230
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance		13,826
Financial liabilities, ending balance		12,915
Trading liabilities | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance		72,353
Financial liabilities, ending balance		81,228
Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains or losses		0	0
– exchange differences		21	(12)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance		474	785
Total gains or losses recognised in profit or loss		25	(45)
Total gains or losses recognised in other comprehensive income (‘OCI’)		21	(12)
– exchange differences		21	(12)
Purchases		115	13
New issuances		2	4
Sales		(181)	(95)
Settlements		(9)	(636)
Transfers out		(32)	(7)
Transfers in		36	344
Financial liabilities, ending balance		451	351
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		(4)	1
Trading liabilities | Level 3 | Recurring fair value measurement | Previously stated
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance			785
Trading liabilities | Level 3 | Recurring fair value measurement | IFRS 17 impacts
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance			0
Designated at fair value | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance		127,321
Financial liabilities, ending balance		139,618
Designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains or losses		234	(18)
– exchange differences		89	(380)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance		10,432	7,880
Total gains or losses recognised in profit or loss		60	(1,103)
Total gains or losses recognised in other comprehensive income (‘OCI’)		323	(398)
– exchange differences		89	(380)
Purchases		0	0
New issuances		2,313	2,511
Sales		(2)	(22)
Settlements		(1,479)	(723)
Transfers out		(1,821)	(549)
Transfers in		323	869
Financial liabilities, ending balance		10,149	8,465
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		(189)	423
Designated at fair value | Level 3 | Recurring fair value measurement | Previously stated
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance			7,880
Designated at fair value | Level 3 | Recurring fair value measurement | IFRS 17 impacts
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance			0
Derivatives | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance		285,762
Financial liabilities, ending balance		269,560
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains or losses		0	0
– exchange differences		98	(231)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance		2,920	3,088
Total gains or losses recognised in profit or loss		478	165
Total gains or losses recognised in other comprehensive income (‘OCI’)		98	(231)
– exchange differences		98	(231)
Purchases		0	0
New issuances		0	0
Sales		0	0
Settlements		(1,164)	(580)
Transfers out		(138)	(437)
Transfers in		121	315
Financial liabilities, ending balance		2,315	2,320
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		(560)	3,494
Derivatives | Level 3 | Recurring fair value measurement | Previously stated
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance			3,088
Derivatives | Level 3 | Recurring fair value measurement | IFRS 17 impacts
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance			0
Financial investments
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance		255,660
Financial assets, ending balance		276,683
Financial investments | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance		255,660
Financial assets, ending balance		276,683
Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance		2,961	3,377
Total gains or losses recognised in profit or loss		(15)	(7)
Total gains or losses recognised in other comprehensive income (‘OCI’)		138	(287)
– financial investments: fair value gains or losses		83	(140)
– exchange differences		55	(147)
Purchases		215	506
New issuances		0	0
Sales		(122)	(186)
Settlements		(202)	(273)
Transfers out		(108)	(489)
Transfers in		139	38
Financial assets, ending balance		3,006	2,679
Unrealised gains or losses recognised in profit or loss relating to assets and liabilities held at 30 Jun 2023		0	0
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences		55	(147)
Financial investments | Level 3 | Recurring fair value measurement | Previously stated
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance			3,389
Financial investments | Level 3 | Recurring fair value measurement | IFRS 17 impacts
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance			(12)
Trading assets | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance		218,093
Financial assets, ending balance		255,387
Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance		4,817	2,662
Total gains or losses recognised in profit or loss		65	(22)
Total gains or losses recognised in other comprehensive income (‘OCI’)		92	(165)
– financial investments: fair value gains or losses		0	0
– exchange differences		92	(165)
Purchases		761	1,026
New issuances		0	0
Sales		(1,353)	(698)
Settlements		(487)	(373)
Transfers out		(377)	(287)
Transfers in		554	833
Financial assets, ending balance		4,072	2,976
Unrealised gains or losses recognised in profit or loss relating to assets and liabilities held at 30 Jun 2023		(58)	(37)
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences		92	(165)
Trading assets | Level 3 | Recurring fair value measurement | Previously stated
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance			2,662
Trading assets | Level 3 | Recurring fair value measurement | IFRS 17 impacts
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance			0
Designated and otherwise mandatorily measured at fair value through profit or loss | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance		100,101
Financial assets, ending balance		104,303
Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance		17,407	15,706
Total gains or losses recognised in profit or loss		706	285
Total gains or losses recognised in other comprehensive income (‘OCI’)		11	(336)
– financial investments: fair value gains or losses		0	0
– exchange differences		11	(336)
Purchases		1,660	1,704
New issuances		0	0
Sales		(303)	(317)
Settlements		(963)	(613)
Transfers out		(140)	(48)
Transfers in		2	70
Financial assets, ending balance		18,380	16,451
Unrealised gains or losses recognised in profit or loss relating to assets and liabilities held at 30 Jun 2023		232	276
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences		11	(336)
Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement | Previously stated
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance			14,238
Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement | IFRS 17 impacts
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance			1,468
Derivatives | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance		284,159
Financial assets, ending balance		272,595
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance		1,964	2,478
Total gains or losses recognised in profit or loss		237	408
Total gains or losses recognised in other comprehensive income (‘OCI’)		75	(191)
– financial investments: fair value gains or losses		0	0
– exchange differences		75	(191)
Purchases		0	0
New issuances		0	0
Sales		0	0
Settlements		(517)	(509)
Transfers out		(85)	(290)
Transfers in		98	215
Financial assets, ending balance		1,772	2,111
Unrealised gains or losses recognised in profit or loss relating to assets and liabilities held at 30 Jun 2023		734	929
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences		75	(191)
Derivatives | Level 3 | Recurring fair value measurement | Previously stated
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance			2,478
Derivatives | Level 3 | Recurring fair value measurement | IFRS 17 impacts
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance			0
– net income or losses from financial instruments held for trading or managed on a fair value basis | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss		25	(45)
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		(4)	1
– net income or losses from financial instruments held for trading or managed on a fair value basis | Designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss		0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		0	0
– net income or losses from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss		478	165
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		(560)	3,494
– net income or losses from financial instruments held for trading or managed on a fair value basis | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss		0	0
Unrealised gains or losses recognised in profit or loss relating to assets and liabilities held at 30 Jun 2023		0	0
– net income or losses from financial instruments held for trading or managed on a fair value basis | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss		65	(22)
Unrealised gains or losses recognised in profit or loss relating to assets and liabilities held at 30 Jun 2023		(58)	(37)
– net income or losses from financial instruments held for trading or managed on a fair value basis | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss		0	0
Unrealised gains or losses recognised in profit or loss relating to assets and liabilities held at 30 Jun 2023		0	0
– net income or losses from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss		237	408
Unrealised gains or losses recognised in profit or loss relating to assets and liabilities held at 30 Jun 2023		734	929
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss		0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss		60	(1,103)
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		(189)	423
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss		0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss		0	0
Unrealised gains or losses recognised in profit or loss relating to assets and liabilities held at 30 Jun 2023		0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss		0	0
Unrealised gains or losses recognised in profit or loss relating to assets and liabilities held at 30 Jun 2023		0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss		706	285
Unrealised gains or losses recognised in profit or loss relating to assets and liabilities held at 30 Jun 2023		232	276
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss		0	0
Unrealised gains or losses recognised in profit or loss relating to assets and liabilities held at 30 Jun 2023		0	0
– gains less losses from financial investments held at fair value through other comprehensive income | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss		0	0
– gains less losses from financial investments held at fair value through other comprehensive income | Designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss		0	0
– gains less losses from financial investments held at fair value through other comprehensive income | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains or losses recognised in profit or loss		0	0
– gains less losses from financial investments held at fair value through other comprehensive income | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss		(15)	(7)
– gains less losses from financial investments held at fair value through other comprehensive income | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss		0	0
– gains less losses from financial investments held at fair value through other comprehensive income | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss		0	0
– gains less losses from financial investments held at fair value through other comprehensive income | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains or losses recognised in profit or loss		$ 0	$ 0

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.